World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2015

Dates Covered
Collections Period	09/01/15 - 09/30/15
Interest Accrual Period	09/15/15 - 10/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/15	147,613,569.62	16,870
Yield Supplement Overcollateralization Amount at 08/31/15	794,866.23	0
Receivables Balance at 08/31/15	148,408,435.85	16,870
Principal Payments	9,246,301.50	392
Defaulted Receivables	143,347.62	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/15	698,477.98	0
Pool Balance at 09/30/15	138,320,308.75	16,467

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	14.78%

Prepayment ABS Speed	1.27%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.42%
Weighted Average APR, Yield Adjusted	5.10%
Weighted Average Remaining Term	25.66

Delinquent Receivables:
Past Due 31-60 days	3,331,399.16	284
Past Due 61-90 days	760,797.22	67
Past Due 91 + days	122,802.51	14
Total	4,214,998.89	365

Total 31+ Delinquent as % Ending Pool Balance	3.05%

Recoveries	111,070.24

Aggregate Net Losses/(Gains) - September 2015	32,277.38
Current Net Loss Ratio (Annualized)	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Flow of Funds	$ Amount

Collections	9,910,272.30
Advances	(4,403.81)
Investment Earnings on Cash Accounts	1,395.29
Servicing Fee	(123,673.70)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,783,590.08

Distributions of Available Funds
(1) Class A Interest	84,597.31
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	51,186.53
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,242,074.34
(7) Distribution to Certificateholders	382,214.73
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,783,590.08

Servicing Fee	123,673.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 09/15/15	138,371,495.28
Principal Paid	9,293,260.87
Note Balance @ 10/15/15	129,078,234.41

Class A-1
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-2
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-3
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-4
Note Balance @ 09/15/15	119,431,495.28
Principal Paid	9,293,260.87
Note Balance @ 10/15/15	110,138,234.41
Note Factor @ 10/15/15	86.2679051%

Class B
Note Balance @ 09/15/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	18,940,000.00
Note Factor @ 10/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	108,114.48
Total Principal Paid	9,293,260.87
Total Paid	9,401,375.35

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.85000%
Interest Paid	84,597.31
Principal Paid	9,293,260.87
Total Paid to A-4 Holders	9,377,858.18

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1196738
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2868696
Total Distribution Amount	10.4065434

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6626248
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	72.7912655
Total A-4 Distribution Amount	73.4538903

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	5.51
Noteholders' Principal Distributable Amount	994.49

Account Balances	$ Amount

Advances
Balance as of 08/31/15	40,866.34
Balance as of 09/30/15	36,462.53
Change	(4,403.81)

Reserve Account
Balance as of 09/15/15	2,310,518.58
Investment Earnings	271.99
Investment Earnings Paid	(271.99)
Deposit/(Withdrawal)	-
Balance as of 10/15/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58